Accounting principles, rules and methods - MYODA Program (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Accounting principles, rules and methods
Amount of social security contributions deferred COVID-19	€ 168
Compensation received for partial unemployment COVID-19	€ 46